Leases	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
LEASES

NOTE 6 - LEASES

On January 1, 2020, the Company expanded its leases from 494 square meters to approximately 581 square meters at a facility located in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 14, 2022, with additional option to extend until July 14, 2025.

On August 10, 2021, the Company expanded its leases from 581 square meters to approximately 768 square meters at a facility located in Caesarea, Israel, and extended its operating lease agreement for another 12 months until July 31, 2023, with additional option to extend until July 31, 2026.

To secure the lease payments, the Company provided a bank guarantee of $20.

In addition, the Company leases vehicles under various operating lease agreements.

As of December 31, 2021, and 2020, total ROU assets totaled to approximately $913 and $306 and the lease liabilities for operating leases totaled to approximately $909 and $332, respectively.

Supplemental cash flow information related to operating leases was as follows:

	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019

Cash payments for operating leases	247	185	132

The maturities of operating leases liabilities and the reconciliation of undiscounted cash flows of operating lease to operating lease liabilities as of December 31, 2021 was as follows:

2022	270
2023	241
2024	213
2025	196
2026	83
Undiscounted cash flows of operating leases	1,003
Less: amount representing interest	(94)
Operating lease liabilities	909

The weighted average lease term and weighted average discount rate as of December 31, 2021 was as follows:

Operating leases weighted average remaining lease term (in years)	2.36
Operating leases weighted average discount rate	4.59%